Document and Entity Information	3 Months Ended
Oct. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	BODY & MIND INC.
Entity Central Index Key	0001715611
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false